Statement of Additional Information Supplement	April 24, 2008

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE FOLLOWING PUTNAM FUNDS:

Putnam American Government Income Fund
Putnam Asset Allocation Funds: Balanced, Conservative and Growth portfolios
Putnam California Tax Exempt Income Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Global Equity Fund
Putnam Global Income Trust
Putnam Income Fund
Putnam International New Opportunities Fund
Putnam Money Market Fund
Putnam Municipal Money Market Fund
Putnam Prime Money Market Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax Smart Equity Fund
The Putnam Fund for Growth and Income
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund

In the section “DISTRIBUTION PLANS—Additional Dealer Payments—Program Servicing Payments” the list of dealers (and such dealers’ respective affiliates) that received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2007 is restated in its entirety:

ADP Broker-Dealer, Inc.	MSCS Financial Services, LLC

Ameriprise Financial Services, Inc.	National Financial Services LLC

AST Trust Company	Nationwide Investment Services Corp.

BISYS Retirement Services, Inc.	Nationwide Life Insurance Company

Charles Schwab & Co., Inc.	Newport Retirement Services, Inc.

Charles Schwab Trust Company	NYLIFE Distributors LLC

CompuSys/Erisa Group	Pershing LLC

Correll Co.	Plan Administrators, Inc.

CPI Qualified Plan Consultants, Inc.	The Princeton Retirement Group, Inc.

DailyAccess Corporation	Principal Life Insurance Co.

Dyatech, LLC	Prudential Investment Management Services LLC

ExpertPlan, Inc.	Prudential Investments LLC

Financial Administrative Services Corp.	Princor Financial Services, Inc.

Fiserv Trust Company	Reliance Trust Company

Great-West Life & Annuity Insurance Company	Standard Retirement Services, Inc.

GWFS Equities, Inc.	Stephen’s Valuation Systems

Hartford Life Insurance Co.	SunTrust Bank

July Business Services	The 401K Company

Massachusetts Mutual Life Insurance Co.	Trusource, a division of Union Bank of California, N.A.

McLeod Administrative Services Inc.	Union Bank of California, N.A.

Mercer HR Services LLC	Upromise Investments, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.	VALIC Retirement Services Company

MFS Heritage Trust Company	Wachovia Bank, N.A.

MFS Retirement Services, Inc.	Wells Fargo Bank, N.A.

MidAtlantic Capital Corporation	Wilmington Trust Company

Milliman, Inc.

PUTNAM INVESTMENTS	SAI multi 4/08 [SAP CODE]